RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of Related Party Transactions [Table Text Block]
	December 31, 2013		December 31, 2012

Consulting fees paid or accrued to officers or their companies	$458,976		$371,340
Directors’ fees	18,535		34,002

Stock option grants to officers and directors	—		682,000
Stock option grant price range	$—	$	CAD$0.85